Balances and Transactions with Related Parties (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) People	Dec. 31, 2018 USD ($) People	Dec. 31, 2017 ILS (₪) People	Dec. 31, 2016 ILS (₪) People
Disclosure of transactions between related parties [line items]
No. of people | People	7	7	8	5
Amount	₪ 1,027		₪ 682	₪ 513
USD [Member]
Disclosure of transactions between related parties [line items]
Amount | $		$ 274
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [line items]
Amount
Key management personnel of entity or parent [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Amount
Directors Fees [Member]
Disclosure of transactions between related parties [line items]
No. of people | People	7	7	8	5
Amount	₪ 1,027		₪ 682	₪ 513
Directors Fees [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Amount | $		$ 274